Material License Agreements - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2019 USD ($) Agreement
Almirall | License Agreements
Disclosure Of Transactions Between Related Parties [Line Items]
Agreement date	Dec. 31, 2015
Agreement amended date	Mar. 31, 2018
License Cost		$ 82,259
Percentage of sublicense agreement ceiling		10.00%
CSL Limited | License Agreements
Disclosure Of Transactions Between Related Parties [Line Items]
First Payment	$ 30,000,000
Regulatory milestones linked payments estimated	95,000,000
Sales mile stones linked payments estimated	$ 655,000,000
Kyungnam Biopharma | License Agreements
Disclosure Of Transactions Between Related Parties [Line Items]
Upfront payment		$ 3,000,000
Remaining performance obligation		$ 0
Number of licensing agreement | Agreement		2
Hyundai Pharm Co., Ltd. | Buy Back of Rights to Commercialize
Disclosure Of Transactions Between Related Parties [Line Items]
Payment to buy back the rights to commercialize		$ 325,000
Top of Range [Member] | CSL Limited | License Agreements
Disclosure Of Transactions Between Related Parties [Line Items]
Percentage of entity's revenue	10.00%
Top of Range [Member] | Kyungnam Biopharma | License Agreements
Disclosure Of Transactions Between Related Parties [Line Items]
Sales and development milestone payments		$ 11,000,000